IFRS 7 Disclosures - Schedule of Potential Immediate Impact on MLI's MCCSR Ratio Arising from Public Equity Returns Different than Expected Return for Policy Liability Valuation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
-30% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	(14.00%)	(12.00%)
-20% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	(8.00%)	(8.00%)
-10% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	(4.00%)	(4.00%)
10% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	3.00%	3.00%
20% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	11.00%	14.00%
30% [Member]
Schedule of Potential Immediate Impact on MCCSR by Changes to Public Equity Returns Different than Expected Return for Policy Liability Valuation [Line Items]
Potential Impact to MCCSR Ratio Resulting From Changes in Public Equity Market Values	14.00%	18.00%